Equity - Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses (Details) - KRW (₩)
₩ / shares in Units, ₩ in Millions
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses [Abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,642,292	₩ 4,019,254	₩ 3,414,595
Provision for regulatory reserve for loan losses		37,614	(364,882)
Profit attributable to equity holders of Shinhan Financial Group after adjusted for regulatory reserve		₩ 4,679,906	₩ 3,654,372
Basic and diluted earnings per share after adjusted for regulatory reserve in won	[1]	₩ 8,525	₩ 6,625

[1]	Dividends for hybrid bonds are deducted.